Other disclosures - Related party transactions - Non-executive directors ESOP - Remaining term (Details)	12 Months Ended
	Dec. 31, 2017 EquityInstruments Y	Dec. 31, 2016 EquityInstruments Y	Dec. 31, 2015 EquityInstruments Y	Dec. 31, 2014 EquityInstruments
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	2,862,216	2,293,636	1,752,926	1,595,015
Remaining term | Y		8.03	8.09
Exercise of Options	203,412	140,292	97,656
Non-executive Directors
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000	50,000	15,000
Exercise of Options	0
2.5 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	3,650
Remaining term | Y	2.5
3.0 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	2,340
Remaining term | Y	3.0
5.5 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	5,560
Remaining term | Y	5.5
5.5 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	3,180
Remaining term | Y	5.5
6.0 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	3,181
Remaining term | Y	6.0
6.0 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	1,818
Remaining term | Y	6.0
6.0 years | Werner Lanthaler
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,850
Remaining term | Y	6.0
7.0 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	9,854
Remaining term | Y	7.0
7.0 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	14,445
Remaining term | Y	7.0
7.0 years | Werner Lanthaler
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	8,566
Remaining term | Y	7.0
7.5 years | Don Debethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
Remaining term | Y	7.5
7.5 years | Pamela Klein
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
Remaining term | Y	7.5
8.5 years | Peter Verhaeghe
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	8.5
8.5 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	8.5
8.5 years | Werner Lanthaler
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	8.5
8.5 years | Don Debethizy
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	8.5
8.5 years | Pamela Klein
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	10,000
Remaining term | Y	8.5
9.0 years | A.A. Rosenberg
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
Remaining term | Y	9.0
10.0 years | David L Lacey
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	15,000
Remaining term | Y	10.0